Inventories, net (Tables)	12 Months Ended
Dec. 31, 2025
Inventories, net [Abstract]
Analysis of Inventories
An analysis of inventories at December 31, 2024 and 2025 is as follows:

	2024		2025
Mobile phones, accessories, computers, TVs, cards and other materials	Ps.	26,361,417	Ps.	30,270,083
Reserve for obsolete and slow-moving inventories		(2,609,960)		(1,963,458)
Total	Ps.	23,751,457	Ps.	28,306,625